PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Aug. 31, 2019
PROPERTY AND EQUIPMENT, NET
Components of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of August 31,
	2018	2019
	RMB	RMB
Lands	—	60,142
Buildings	527,453	750,458
Leasehold improvement	192,423	342,860
Motor vehicles	14,216	13,449
Electronic equipment	44,865	49,744
Office equipment	56,519	101,401
Other equipment	63,739	68,646
Others	72,833	96,966
Less: accumulated depreciation	544,928	613,913
Construction in progress	33,365	29,757
Property and equipment, net	460,485	899,510